(Loss)/gain on financial instruments (Details) R in Millions							1 Months Ended			6 Months Ended	12 Months Ended
	Dec. 09, 2024 R / oz oz	Nov. 04, 2024 oz R / oz	Jun. 01, 2024	Nov. 17, 2023 oz R / oz agreement	May 03, 2023 R / oz oz	Jun. 15, 2021 $ / t oz	Mar. 31, 2025 oz AUD ($)	Nov. 30, 2024 AUD ($) oz agreement	Nov. 30, 2021 AUD ($) t	Dec. 31, 2025 oz AUD ($)	Dec. 31, 2025 ZAR (R) oz AUD ($)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 ZAR (R)	Jun. 30, 2024 oz AUD ($) agreement
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments | R											R (3,794)	R 5,433	R 235
Fixed monthly price						3,717			3,938
Unrealised gains (losses) | R											R 2,509	(5,574)	101
Gold
(Loss)/gain on financial instruments
Quantity of hedged instrument (in kg/ounce)	168,000	182,000			154,320
Term of agreement	12 months	13 months			12 months
Quantity per month	14,000	14,000			12,860
Number of hedge agreements | agreement				2
Gold | Hedge agreement 1
(Loss)/gain on financial instruments
Quantity of hedged instrument (in kg/ounce)				120,000
Term of agreement				12 months
Gold | Hedge agreement 2
(Loss)/gain on financial instruments
Quantity of hedged instrument (in kg/ounce)				240,000
Term of agreement				12 months
Gold | Minimum
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | R / oz	45,000	45,000			34,214
Gold | Minimum | Hedge agreement 1
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | R / oz				34,214
Gold | Minimum | Hedge agreement 2
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | R / oz				34,214
Gold | Maximum
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | R / oz	54,400	58,500			46,050
Gold | Maximum | Hedge agreement 1
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | R / oz				43,545
Gold | Maximum | Hedge agreement 2
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | R / oz				43,800
Zinc
(Loss)/gain on financial instruments
Quantity of hedged instrument (in kg/ounce)						90,000			90,000
Term of agreement						3 years			2 years
Quantity per month						2,500			3,750
Number of hedge agreements | agreement								2						2
Zinc | Hedge agreement 1
(Loss)/gain on financial instruments
Quantity of hedged instrument (in kg/ounce)								6,000						5,940
Term of agreement			18 months
Quantity per month														330
Zinc | Hedge agreement 2
(Loss)/gain on financial instruments
Quantity of hedged instrument (in kg/ounce)								12,000						30,060
Term of agreement			18 months					12 months
Quantity per month								1,000						1,670
Zinc | Hedge agreement 3
(Loss)/gain on financial instruments
Quantity of hedged instrument (in kg/ounce)							5,112
Term of agreement							9 months
Quantity per month							568
Zinc | Hedge agreement 4
(Loss)/gain on financial instruments
Quantity of hedged instrument (in kg/ounce)										3,300	3,300
Term of agreement										6 months
Quantity per month										550	550
Zinc | Hedge agreement 5
(Loss)/gain on financial instruments
Quantity of hedged instrument (in kg/ounce)										6,000	6,000
Term of agreement										6 months
Quantity per month										1,000	1,000
Zinc | Hedge agreement 6
(Loss)/gain on financial instruments
Quantity of hedged instrument (in kg/ounce)										2,700	2,700
Term of agreement										6 months
Quantity per month										450	450
Zinc | Hedge agreement 7
(Loss)/gain on financial instruments
Quantity of hedged instrument (in kg/ounce)										12,000	12,000
Term of agreement										6 months
Quantity per month										2,000	2,000
Zinc | Minimum | Hedge agreement 1
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | $								4,150						4,300
Zinc | Minimum | Hedge agreement 2
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | $								4,200						4,100
Zinc | Minimum | Hedge agreement 3
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | $							4,200
Zinc | Minimum | Hedge agreement 4
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | $										4,250	4,250
Zinc | Minimum | Hedge agreement 5
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | $										4,200	4,200
Zinc | Minimum | Hedge agreement 6
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | $										4,250	4,250
Zinc | Minimum | Hedge agreement 7
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | $										4,300	4,300
Zinc | Maximum | Hedge agreement 1
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | $								4,500						4,830
Zinc | Maximum | Hedge agreement 2
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | $								4,780						4,340
Zinc | Maximum | Hedge agreement 3
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | $							4,950
Zinc | Maximum | Hedge agreement 4
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | $										4,800	4,800
Zinc | Maximum | Hedge agreement 5
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | $										4,750	4,750
Zinc | Maximum | Hedge agreement 6
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | $										4,800	4,800
Zinc | Maximum | Hedge agreement 7
(Loss)/gain on financial instruments
Average price (in ZAR/USD per kilogram/Ounce) | $										4,900	4,900
Derivative financial instrument | Derivative financial instrument
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments | R											R 156	(234)	491
Derivative financial instrument | Option contract
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments | R											0	1,733	(2,136)
Derivative financial instrument | Gold | Forward contract
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments | R											(1,736)	(448)	(140)
Derivative financial instrument | Palladium | Forward contract
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments | R											0	0	72
Fair value (loss)/gain on cash-settled share-based payment obligations (Rustenburg and Marikana B-BBEE transactions)
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments | R											(420)	814	1,589
Loss on the revised cash flow of the Rustenburg operation deferred payment
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments | R											0	0	(4)
(Loss)/gain on the revised cash flow of the Burnstone Debt
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments | R											(1,805)	1,053	32
Gain on the revised cash flow of the Marikana dividend obligation
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments | R											5	1,046	548
Fair value gain/(loss) on contingent consideration (Kroondal acquisition)
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments | R											0	396	(137)
Fair value gain/(loss) on Keliber dividend obligation
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments | R											427	811	(287)
Fair value gain/(loss) on other investments
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments | R											185	(24)	116
Other
(Loss)/gain on financial instruments
Total gain/(loss) on financial instruments | R											R (606)	R 286	R 91